Loans Payable - Related Party (Details) (USD $)			1 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2014 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Sep. 30, 2013 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Jun. 30, 2013 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member]	Jul. 31, 2014 CEO [Member] Loan Payable Officer - Related Party Dated June 28, 2013 [Member] Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument, face amount					$ 1,000,000
Term of debentures					6 months
Interest rate					10.00%
Maturity date			Jan. 01, 2016	Apr. 02, 2015		Jan. 01, 2016
Amount due after one year for convertible notes payable	$ 1,600,000	$ 600,000